Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

27.  Related party transactions and information

(i)	Interests of Paul Coulson

At February 20, 2024, the approval date of these consolidated financial statements, ARD Holdings S.A., the ultimate parent company of Ardagh Metal Packaging S.A. is controlled by Paul Coulson, as a result of his 18.83% stake in ARD Holdings S.A. and his 52.42% stake in Yeoman Capital S.A., which in turn owns 33.88% of the equity interests in ARD Holdings S.A. Other than 125,000 Ordinary Shares directly held by Mr. Coulson, he has no direct ownership in the shares of AMPSA. However, based upon the definition of “beneficial owner” under U.S. securities laws, he may be deemed to have shared beneficial ownership of the Ordinary Shares indirectly held by Ardagh Investments Holdings Sarl by virtue of his control of ARD Holdings S.A. and Ardagh Group S.A.

(ii)	Common directorships

Herman Troskie, Abigail Blunt, Paul Coulson, Yves Elsen, Oliver Graham, Damien O’Brien, The Rt. Hon. the Lord Hammond of Runnymede, John Sheehan and Edward White who serve as directors on the board of the Company also serve as directors on the board of the Ardagh Group. Herman Troskie, Paul Coulson, Yves Elsen and John Sheehan who serve as directors on the board of the Company also serve as directors on the board of ARD Holdings S.A.. Two of the ARD Holdings S.A. directors who are also directors on the board of the Company (Herman Troskie and Paul Coulson) also serve as directors in the Yeoman group of companies.

During the year ended December 31, 2023, the Company and its subsidiaries entered into transactions relating to non-material non-employee director and office rental fees with certain members of the Stonehage Fleming group of companies. Herman Troskie, our Chair, was employed until 14 November 2023 by the Stonehage Fleming group of companies.

(iii) Yeoman Capital S.A.

At December 31, 2023, Yeoman Capital S.A. owned 33.88% of the ordinary shares of ARD Holdings S.A..

(iv)  Key management compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of the members who served on the Board and the Group’s executive leadership team during the reporting period. Key management include individuals who provide services to AMPSA while the related costs are fully borne by the Ardagh Group. An allocation of the compensation attributable for these services is included below. The amount outstanding at December 31, 2023, was $1 million (2022: $nil).

Salaries and other short-term employee benefits related to key management for the year ended December 31, 2023, was $3 million (2022: $3 million). Post-employment and other benefits for the year ended December 31, 2023, was $1 million (2022: $1 million).

(v) Transactions and balances with Other Related Parties

Trivium Packaging B.V. (“Trivium”) and its subsidiaries are related parties of AMPSA. There were no material transactions with Trivium during the year ended December 31, 2023.

For the year ended December 31, 2023 other related party transaction and balances include the Group’s pension schemes (note 21), the Services Agreement and the Joint IT Assets Agreement between AMPSA and the Ardagh Group (please see below and note 10, respectively), derivative financial instruments (note 20), Earnout shares (note 22), movement in working capital, including costs reimbursed to the Ardagh Group of $3 million and dividends (note 26).

In 2021, the Ardagh Group and AMPSA entered into a Services Agreement, pursuant to which the Ardagh Group, either directly or indirectly through its affiliates, shall provide certain corporate and business-unit services to AMPSA and its subsidiaries, and AMPSA, either directly or indirectly through its affiliates, shall provide certain corporate and business-unit services to the Ardagh Group and its affiliates (other than the AMP Entities). The services provided by the Ardagh Group, either directly or indirectly through its affiliates, pursuant to the Services Agreement include typical corporate functional support areas such as finance, legal, risk, HR, procurement, sustainability and IT in order to complement the activities in areas which exist within AMPSA. The services provided by AMPSA, either directly or indirectly through its affiliates, are mainly in the areas of procurement and IT. For each calendar year from 2021 through 2024, as consideration for the net corporate services provided by AMPSA and the Ardagh Group, or their respective direct or indirect affiliates, AMPSA has incurred an expense of $33 million from the Ardagh Group for the calendar year 2021, $38 million for calendar year 2022 and $39 million for the calendar year 2023, and will incur an expense of $39 million for calendar year 2024. The fees paid for services pursuant to the Services Agreement are subject to adjustment for third party costs and variations for certain volume-based services. As of December 31, 2024 or, if earlier, the date upon which AMP or the Ardagh Group undergoes a change of control, all corporate services provided pursuant to the Services Agreement will be provided at a price equal to the fully allocated cost of such services, or such other price to be negotiated in good faith by the parties, taking into consideration various factors, including the cost of providing such corporate services and the level of services expected to be provided.

The table below reflects the following related party transactions recorded through invested capital in the three months ended March 31, 2021:

For the period ended
March 31,
2021
$’m
Net cash received from Ardagh Group	206
Tax offset in invested capital	(34)
Other changes in intercompany balances	4
176

Other changes in intercompany balances represent unsettled amounts between the Group and the rest of the Ardagh Group in relation to the transactions listed above.

With the exception of the balances outlined in (i) to (v) above, there are no material balances outstanding with related parties at December 31, 2023.

(vi) Subsidiaries

The following table provides information relating to our principal operating subsidiaries, all of which are wholly owned, with the exception of the Hart Print and NOMOQ businesses which are 92% and 73.87% owned, respectively, at December 31, 2023.

Country of
Company	incorporation
Ardagh Metal Packaging Manufacturing Austria GmbH	Austria
Ardagh Metal Packaging Trading Austria GmbH	Austria
Ardagh Metal Packaging Brasil Ltda	Brazil
Ardagh Indústria de Embalagens Metálicas do Brasil Ltda.	Brazil
Hart Print Inc.	Canada
Ardagh Metal Packaging Trading France SAS	France
Ardagh Metal Packaging France SAS	France
Ardagh Metal Packaging Germany GmbH	Germany
Ardagh Metal Packaging Trading Germany GmbH	Germany
NOMOQ GmbH	Germany
Ardagh Metal Packaging Trading Netherlands B.V.	Netherlands
Ardagh Metal Packaging Netherlands B.V.	Netherlands
Ardagh Metal Packaging Trading Poland Sp. z o.o	Poland
Ardagh Metal Packaging Poland Sp. z o.o	Poland
Ardagh Metal Packaging Trading Spain SL	Spain
Ardagh Metal Packaging Spain SL	Spain
Ardagh Metal Packaging Europe GmbH	Switzerland
Ardagh Metal Packaging Trading UK Limited	United Kingdom
Ardagh Metal Packaging UK Limited	United Kingdom
NOMOQ Limited	United Kingdom
Ardagh Metal Packaging USA Corp.	United States
Hart Print USA Inc.	United States

A number of the above legal entities act as subsidiary guarantor for the debt of the Company at December 31, 2023.